Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For the most recently completed fiscal year, we did not use any “financial performance measures” as defined Item 402(v) of Regulation S-K to link compensation paid to our named executive officers (“NEOs”). Accordingly, we have omitted the tabular list of financial performance measures and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. For further information regarding our compensation philosophy and how we seek to align executive compensation with our performance, refer to “Executive Compensation.”

					Value of Initial
			Average		Fixed $100
	Summary		Summary	Average	Investment Based
	Compensation	Compensation	Compensation	Compensation	On: Total
	Table Total for	Actually Paid to	Table Total for	Actually Paid to	Shareholder	Net Loss
Year	PEO	PEO	Non-PEO NEOs	Non-PEO NEOs	Return	(in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2024	$1,304,873	$1,075,605	$947,161	$754,392	$35	$(34,352)
2023	$1,538,627	$1,344,839	$608,953	$376,792	$43	$(32,485)
2022	$1,531,215	$424,987	$906,157	$270,269	$41	$(32,917)

(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Lasezkay (our Chief Executive Officer) (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation–Summary Compensation Table.”

(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Lasezkay, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Lasezkay during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Lasezkay’s total compensation for each year to determine the compensation actually paid:

Reported
	Summary	Reported
	Compensation	Value of	Equity	Compensation
	Table Total	Equity	Awards	Actually Paid
Year	for PEO	Awards (a)	Adjustments (b)	to PEO
2024	$1,304,873	$(451,788)	$222,520	$1,075,605

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Value of
Dividends of
					Fair Value at	Other
					the End of	Earnings Paid
				Year over Year	the Prior	on Stock or
				Change in Fair	Year of	Option
		Year over Year	Fair Value	Value of	Equity	Awards not
		Change in Fair	as of Vesting	Equity Awards	Awards that	Otherwise
	Year End	Value of	Date of Equity	Granted in	Failed to	Reflected in
	Fair Value	Outstanding	Awards Granted	Prior Years	Meet Vesting	Fair Value or	Total
	of Equity	and Unvested	and Vested	that Vested	Conditions	Total	Equity Award
Year	Awards	Equity Awards	in the Year	in the Year	in the Year	Compensation	Adjustments
2024	$279,158	$(106,902)	$—	$50,264	$—	$—	$222,520

(3) The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts are (i) Mr. Deignan and Dr. Ciulla for the years ended December 31, 2022 and December 31, 2023 and (ii) Mr. Deignan and Dr. Chong for the year ended December 31, 2024.

(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Average
Reported
	Summary	Average
	Compensation	Reported	Average	Average
	Table Total	Value of	Equity	Compensation
	for Non-PEO	Equity	Awards	Actually Paid
Year	NEOs	Awards	Adjustments	to PEO
2024	$947,161	$(382,415)	$189,646	$754,392

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

					Average	Average Value
					Fair Value	of Dividends
					at the End	of Other
					of the Prior	Earnings Paid
				Year over Year	Year of	on Stock or
		Year over Year		Average	Equity	Option
		Average	Average	Change in Fair	Awards that	Awards not
	Average	Change in Fair	Fair Value as of	Value of Equity	Failed to	Otherwise
	Year End	Value of	Vesting Date of	Awards Granted	Meet	Reflected in	Total
	Fair Value	Outstanding	Equity Awards	in Prior Years	Vesting	Fair Value or	Average
	of Equity	and Unvested	Granted and Vested	that Vested in	Conditions	Total	Equity Award
Year	Awards	Equity Awards	in the Year	the Year	in the Year	Compensation	Adjustments
2024	$203,906	$(24,258)	$—	$9,998	$—	$—	$189,646

(5) Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.

(6) The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year. Due to the fact that we did not have any revenue other than revenue associated with upfront and milestone payments under our license agreements during the periods presented, we do not use net income (loss) as a performance measure in our executive compensation program.

Company Selected Measure Name	TSR
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts are (i) Mr. Deignan and Dr. Ciulla for the years ended December 31, 2022 and December 31, 2023 and (ii) Mr. Deignan and Dr. Chong for the year ended December 31, 2024.
PEO Total Compensation Amount	$ 1,304,873	$ 1,538,627	$ 1,531,215
PEO Actually Paid Compensation Amount	$ 1,075,605	1,344,839	424,987
Adjustment To PEO Compensation, Footnote

Reported
	Summary	Reported
	Compensation	Value of	Equity	Compensation
	Table Total	Equity	Awards	Actually Paid
Year	for PEO	Awards (a)	Adjustments (b)	to PEO
2024	$1,304,873	$(451,788)	$222,520	$1,075,605
The amounts deducted or added in calculating the equity award adjustments are as follows:

Value of
Dividends of
					Fair Value at	Other
					the End of	Earnings Paid
				Year over Year	the Prior	on Stock or
				Change in Fair	Year of	Option
		Year over Year	Fair Value	Value of	Equity	Awards not
		Change in Fair	as of Vesting	Equity Awards	Awards that	Otherwise
	Year End	Value of	Date of Equity	Granted in	Failed to	Reflected in
	Fair Value	Outstanding	Awards Granted	Prior Years	Meet Vesting	Fair Value or	Total
	of Equity	and Unvested	and Vested	that Vested	Conditions	Total	Equity Award
Year	Awards	Equity Awards	in the Year	in the Year	in the Year	Compensation	Adjustments
2024	$279,158	$(106,902)	$—	$50,264	$—	$—	$222,520

Average
Reported
	Summary	Average
	Compensation	Reported	Average	Average
	Table Total	Value of	Equity	Compensation
	for Non-PEO	Equity	Awards	Actually Paid
Year	NEOs	Awards	Adjustments	to PEO
2024	$947,161	$(382,415)	$189,646	$754,392

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

					Average	Average Value
					Fair Value	of Dividends
					at the End	of Other
					of the Prior	Earnings Paid
				Year over Year	Year of	on Stock or
		Year over Year		Average	Equity	Option
		Average	Average	Change in Fair	Awards that	Awards not
	Average	Change in Fair	Fair Value as of	Value of Equity	Failed to	Otherwise
	Year End	Value of	Vesting Date of	Awards Granted	Meet	Reflected in	Total
	Fair Value	Outstanding	Equity Awards	in Prior Years	Vesting	Fair Value or	Average
	of Equity	and Unvested	Granted and Vested	that Vested in	Conditions	Total	Equity Award
Year	Awards	Equity Awards	in the Year	the Year	in the Year	Compensation	Adjustments
2024	$203,906	$(24,258)	$—	$9,998	$—	$—	$189,646

Non-PEO NEO Average Total Compensation Amount	$ 947,161	608,953	906,157
Non-PEO NEO Average Compensation Actually Paid Amount	$ 754,392	376,792	270,269
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s cumulative TSR over the three years presented in the table, on the other.

Total Shareholder Return Amount	$ 35	43	41
Net Income (Loss)	$ (34,352,000)	$ (32,485,000)	$ (32,917,000)
PEO Name	Dr. Lasezkay	Dr. Lasezkay	Dr. Lasezkay
Additional 402(v) Disclosure	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (451,788)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,520
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,158
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,902)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,264
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,646
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,906
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(382,415)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,258)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,998
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0